Condensed Interim Unaudited Balance Sheets (Parentheticals) - shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized	60,000,000	60,000,000
Ordinary shares, shares issued	18,055,006	15,379,042
Ordinary shares, shares outstanding	18,055,006	15,379,042